Share-based compensation	12 Months Ended
Dec. 31, 2014
Share-based compensation
Share-based compensation

16.Share-based compensation

In November 2007, the Company’s shareholders approved the 2007 Share Incentive Plan (the “2007 Plan”), which is administered by the Board of Directors or any of its committees. Under the Plan, the Board of Directors may grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,600,140 ordinary shares of the Company. These options granted have a contractual term of ten years and generally vest over a four year period, with 25% of the awards vesting one year after the date of grant and 1/16 of the remaining grants vesting on a quarterly basis thereafter. On December 29, 2011, the Board of Directors approved the increase of the number of shares available for issuance under the Plan from 20,724,362 to 26,060,000 shares. On August 10, 2012, the Board of Directors approved that starting from January 1, 2013, the number of shares available for issuance under the Plan would increase annually by 1.5% of the total outstanding ordinary and redeemable ordinary shares as of January 1 of that respective calendar year. On September 22, 2013, the Board of Directors approved an increase in the number of shares available for issuance under the 2007 Share Incentive Plan by 6,066,896 shares. These options granted have a contractual term of ten years and generally vest over a four year period, with 25% of the awards vesting one year after the date of grant and 1/16 of the remaining grants vesting on a quarterly basis thereafter.

The fair value of each award was estimated on the grant date using the Black-Scholes-Merton option-pricing model by the Company.

Under the 2007 Plan, the Company granted 4,765,068, 10,988,106 and 9,993,411 share options to employees during the years ended December 31, 2012, 2013 and 2014, respectively. Among the grants, nil, 1,671,867 and 7,929,555 shares options granted during the years ended December 31, 2012, 2013 and 2014, respectively, have performance condition on their exercisability.

Included in the grants above:

1)On April 1, 2012 and October 1, 2012, the Company granted 278,000 and 11,000 share options under the Plan with immediate vesting to senior management and recognized compensation costs in aggregate amounting to RMB3,620 (US$583) representing the fair value of the share options on the respective grant dates.

2)On March 6, 2012, the Company granted a total of 500,000 options under the Plan with an exercise price of US$0.01 per option to its executive officers. These options granted have a contractual term of ten years. The performance conditions related to the year ended December 31, 2012 were as follows:

a)    at least 90% of the total consolidated revenue target of RMB 530,000;

b)    at least 90% of the total revenue target from hotels for reservations and sales facilitated through the Company’s website or mobile platform of RMB 150,000; and

c)    the Company recorded a consolidated net income.

If the performance conditions are met, the options will vest over a four year period, with 25% of the awards vesting on an annual basis starting from January 1, 2013. There was no share-based compensation expense recognized during the year ended December 31, 2012 associated with these options granted above as the performance conditions were not met.

On January 25, 2013, the Board of Directors waived the performance conditions in relation to the performance based options granted on March 6, 2012 and approved that 450,000 options, representing 90% of the options previously granted would commence vesting based on the original vesting schedule. In accordance with ASC 718, the Company accounted for the waiver of the performance conditions as a modification. As the original vesting conditions were not satisfied, the grant-date fair value of the original award was ignored and the fair value of the award measured at the modification date is recognized starting from the modification date. The share-based compensation expense recognized for the modified award for the year ended December 31, 2013 was RMB1,627(US$262).

3)On September 22, 2013, the Board of Directors approved to issue two option grants to Chenchao Zhuang, the CEO and director of the Company. The first option grant consisted of 3,033,448 options with an exercise price of US$3.9559. The second option grant consisted of 3,033,448 options with an exercise price of US$6.5932. Both option grants have a contractual term of ten years and will vest over a period from grant date to December 31, 2016, with 25% of the awards vesting on December 31, 2013 and the remaining awards vesting 1/16 on a quarterly basis thereafter. The fair value of the options granted was US$2.69 and US$2.19 for the first and second option grant, respectively. The Company recognized compensation costs amounting to RMB22,540 and RMB22,946 (US$3,698) for the year ended December 31, 2013 and 2014 associated with the two options grants to Chenchao Zhuang.

Business Unit Incentive Plan

On January 13, 2013, the Board of Directors approved a business unit incentive plan (the “Business Unit Incentive Plan”), which is governed under the aforementioned 2007 Share Incentive Plan. Under the Business Unit Incentive Plan, the Board of Directors may grant options to its employees of specific business units to purchase an aggregate of no more than 10,800,000 Class B ordinary shares of the Company. On November 25, 2014, the Company’s Board of Directors approved an extension of the Business Unit incentive plan to cover employees of four new business units. The total number of Class B ordinary shares of the Company to be issued under the Business Unit Incentive Plan was increased to 18,000,000. The options will be granted at an exercise price of US$0.01 if the business units meet their respective certain long-term performance conditions. Upon grant, the options will have a vesting term of three months.

There have been no grants under the Business Unit Incentive Plan up to December 31, 2014. Qunar also concluded that there was no service inception preceding the grant date as there has been no authorization from Qunar’s Board of Directors based on the its accounting policies up to December 31, 2014.

The following table summarizes the option activity for the years ended December 31, 2014:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2013	25,192,696	1.40	7.39	184,355
Granted	9,993,411	0.01
Exercised	(8,907,408)	0.27
Forfeited/Cancelled	(1,115,256)	0.02
Outstanding, December 31, 2014	25,163,443	1.30	7.89	201,417
Vested and expected to vest at December 31, 2014	21,880,749	1.43	7.75	176,072
Exercisable at December 31, 2014	9,685,685	1.72	6.62	75,118

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s ordinary share as at the balance sheet date and the exercise price. Total intrinsic value of options exercised for the three years ended December 31, 2012, 2013 and 2014 was RMB31.11 million, RMB88.92 million and RMB508.52 million (US$82.02 million), respectively. The total fair value of the equity awards vested during the years ended December 31, 2012, 2013 and 2014 were RMB23.78 million, RMB88.87 million and RMB220.80 million (US$35.61 million), respectively.

As of December 31, 2014, there were RMB448.16 million (US$72.28 million) of unrecognized share-based compensation costs, net of estimated forfeitures, related to equity awards that are expected to be recognized over a weighted-average vesting period of 2.71 years. Total unrecognized compensation costs may be adjusted for future changes in estimated forfeitures.

The fair value of each option award was estimated on the grant date using the Black-Scholes-Merton option-pricing model. The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards. The expected term of stock options granted is developed giving consideration to the vesting period and contractual term. Qunar did not expect to declare any dividends on its ordinary shares on the respective grant dates. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2012	2013	2014

Risk-free interest rate	1.70%~2.28%	1.91%~2.71%	1.91%~2.07%
Dividend yield	—	—	—
Expected volatility range	48.03%~49.84%	46.68%~47.66%	45.78%~46.58%
Expected life (in years)	10	10	6.11

The total weighted average grant-date fair value of the equity awards granted during the years ended December 31, 2012, 2013 and 2014 were RMB12.54, RMB16.59 and RMB58.59 (US$9.45) per option, respectively.

The following table summarizes total compensation cost recognized:

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Product developments	15,241	20,784	59,884	9,652
Product sourcing	1,330	2,117	2,958	477
Sales and marketing	5,243	5,417	12,565	2,025
General and administrative	5,392	35,389	190,963	30,778

	27,206	63,707	266,370	42,932